August 23, 2021

VIA ELECTRONIC TRANSMISSION

Re:        Build Funds Trust

Dear SEC Staff:

On behalf of Build Funds Trust (the “Trust”), we hereby electronically file, pursuant to Section 8(b) of the Investment Company Act of 1940, as amended, the Trust's Registration Statement on Form N-1A. The Trust will concurrently file Form N-8A.

If you have any questions concerning this filing, please contact the undersigned at (202) 973-2727.

Very truly yours,

/s/ Bibb L. Strench

Bibb L. Strench

Thompson Hine llp	1919 M Street, N.W.	www.ThompsonHine.com
Attorneys at Law	Suite 700	Phone: 202.331.8800
	Washington, D.C. 20036-3537	Fax: 202.331.8330